Accounts receivable (Details) - Exascale Labs Inc. [Member] - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Accounts receivable	$ 1,830,105	$ 152,536	$ 123,332
Less: allowance for credit losses	0	0	0
Accounts receivable, net	$ 1,830,105	$ 152,536	$ 123,332